Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Mark-to-market of derivatives and related fixed rate debt:
Net finance cost on gross debt including related derivatives		€ 346	€ 339	[1]	€ 301	[1]
Finance income
Finance income		(20)	(34)	[1]	(12)	[1]
Other financial expense
Total		112	46	[1]	59	[1]
Continuing operation [Member]
Finance costs
Interest payable on borrowings		333	335		300
Net cost on interest rate and currency swaps		14	7		2
Mark-to-market of derivatives and related fixed rate debt:
- interest rate swaps (i)	[2]	(64)	12		16
- currency swaps and forward contracts		2	(4)
- fixed rate debt (i)	[2]	61	(16)		(23)
Net loss on interest rate swaps not designated as hedges			5		6
Net finance cost on gross debt including related derivatives		346	339		301
Finance income
Interest receivable on loans to joint ventures and associates		(5)	(4)		(5)
Interest receivable on cash and cash equivalents and other		(15)	(30)		(7)
Finance income		(20)	(34)		(12)
Finance costs less income		326	305		289
Other financial expense
Premium paid on early debt redemption					18
Unwinding of discount element of lease liabilities (note 22)		62
Unwinding of discount element of provisions for liabilities (note 28)		22	21		24
Unwinding of discount applicable to deferred and contingent acquisition consideration and divestment proceeds		15	15		7
Pension-related finance cost (net) (note 30)		13	10		10
Total		112	46		59
Total net finance costs	[3]	€ 438	€ 351		€ 348

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	The Group uses interest rate swaps to convert fixed rate debt to floating rate. Fixed rate debt, which has been converted to floating rate through the use of interest rate swaps, is stated in the Consolidated Balance Sheet at adjusted value to reflect movements in underlying fixed rates. The movement on this adjustment, together with the offsetting movement in the fair value of the related interest rate swaps, is included in finance costs in each reporting period.
[3]	Net finance costs for 2019 including discontinued operations amounted to €445 million (2018: €351 million; 2017: €349 million).